Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 1,262	₨ 1,938	₨ 1,347
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation	₨ 170	₨ 166	₨ 124